Schedule of finance costs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Interest on amount due to directors	$ 284,369	$ 2,213,330
Interest on bank loans	253,431	1,972,532	2,645,713	2,863,104
Interest on loans from related companies	203,952	1,587,422	1,950,246	2,285,985
Interest on lease liabilities	505,161	3,931,817	5,594,836	6,300,014
Finance costs	$ 1,246,913	$ 9,705,101	$ 10,190,795	$ 11,449,103